SHARE CAPITAL - Share appreciation rights (Details) - Share Appreciation Rights	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Restricted Share Unit Plan
Fair value of the SAR	$ 295,179
Share based compensation recognised	$ 59,036
Number of SARs
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	0
Granted	1,811,768
Vested	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,811,768
Weighted Average Grant Date Fair Value, Outstanding at the beginning of the period | $ / shares	$ 0.000
Granted (in dollars per share) | $ / shares	0.185
Vested (in dollars per share) | $ / shares	0.000
Weighted Average Grant Date Fair Value, Outstanding at the end of the period | $ / shares	$ 0.185